ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued compensation to executive officers	$ 128,334	$ 141,997	$ 90,834
Accrued professional fees and settlements	55,163	73,890	86,392
Accrued interest	1,809,541	1,812,914	1,304,684
Total accrued expenses	$ 1,993,038	$ 2,028,801	$ 1,481,910